Long-term investments - Schedule of Assets and Liabilities Acquired (Details) - Windlectric $ in Thousands	Apr. 16, 2019 USD ($)
Business Acquisition [Line Items]
Working capital	$ 14,279
Property, plant and equipment	311,175
Deferred tax asset	3,479
Asset retirement obligation	(1,600)
Net assets acquired	327,333
Cash	16,751
Net assets acquired, net of cash	$ 310,582